Income taxes (Tables)	12 Months Ended
Sep. 30, 2022
Income taxes
Schedule of Company's provision for (recovery of) income taxes differs from the amount that is computed by applying the combined federal and state statutory income tax rate

The Company’s recovery of income taxes differs from the amount that is computed by applying the combined federal and state statutory income tax rate of 25.9% and 27.7% for the years ended September 30, 2022 and 2021, respectively, in the US to the Company’s net income (loss) before income tax expense (recovery) as follows:

	Year Ended	Year Ended
	September 30,	September 30,
	2022	2021
Income (loss) before taxes	$2,935	$(9,329)
Expected income tax expense (recovery) (statutory income tax rate of 25.9% and 27.7%, respectively)	759	(2,586)
Difference in foreign tax rates	(57)	86
Tax rate changes and other adjustments	270	(614)
Stock-based compensation and non-deductible expenses	1,436	2,964
Other income from government grant	(1,101)	—
State taxes - US	609	645
Recognition of deferred tax assets not previously recognized	(3,820)	(3,650)
Recovery of income taxes	$(1,904)	$(3,155)

Summary of components of deferred tax

The following table summarizes the components of deferred tax:

	Year Ended	Year Ended
	September 30,	September 30,
	2022	2021
Deferred tax assets:
Net operating losses - US	$5,403	$6,312
Lease liabilities - US	2,202	—
Reserve for expected credit losses	2,779	—
Other	171	—

Deferred tax liabilities:
Property, equipment, and right of use assets, net	(8,498)	(6,015)
Intangible assets, net	(2,034)	—
Other	(23)	(297)
Net deferred tax	$—	$—

Schedule of Deferred tax assets and liabilities offset related to income taxes

Deferred tax assets and liabilities have been offset where they relate to income taxes levied by the same taxation authority and the Company has the legal right and intent to offset.

	Year Ended	Year Ended
	September 30,	September 30,
	2022	2021
Balance at beginning of year	$—	$—
Recognized in consolidated statement of income (loss)	(2,513)	(3,800)
Recognized in goodwill	2,513	3,800
Balance at end of year	$—	$—

Schedule of Deferred taxes are provided as a result of temporary differences that arise due to the differences between the income tax values and the carrying number of assets and liabilities

Deferred taxes are provided as a result of temporary differences that arise due to the differences between the income tax values and the carrying number of assets and liabilities. Deferred tax assets have not been recognized in respect of the following deductible temporary differences:

	Year Ended	Year Ended
	September 30,	September 30,
	2022	2021
Intangible assets, net - Canada	$47	$54
Intangible assets, net - US	—	273
Reserve for expected credit losses - US	—	1,068
Net capital losses carried forward - Canada	130	141
Non-capital losses - US	403	650
Share issuance costs - Canada	292	501
Non-capital losses - Canada	7,139	7,266
Other temporary differences	—	1,787
	$8,011	$11,740